Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	SCT Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average SCT Total for non-PEO NEOs(2)	Average CAP for non-PEO NEOs(3)	Value of Initial Fixed $100 Investment based on Total Shareholder Return	Net Income
2025	$1,598,997	$3,266,553	$624,940	$632,879	$5.35	$(46,765,428)
2024	$3,562,483	$(1,497,729)	$1,119,833	$(366,692)	$4.13	$(52,501,824)
2023	$3,378,855	$4,700,745	$1,358,851	$1,802,023	$38.12	$(22,191,140)

Named Executive Officers, Footnote [Text Block]

(1)	Our principal executive officer (“PEO”) for the fiscal years ended June 30, 2025, 2024 and 2023 was Mr. Melsert. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Melsert for each corresponding year in the “Total” column of the SCT. See “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)	The non-PEO NEOs for the year ended June 30, 2025 and 2024 were Mr. Deutsch, Mr. Wu and Mr. Jolcover. The non-PEO NEOs for the year ended June 30, 2023 were Mr. Deutsch, Mr. Meza and Mr. Jolcover. The dollar amounts reported in this column are the amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the SCT. See “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

PEO Total Compensation Amount	[1]	$ 1,598,997	$ 3,562,483	$ 3,378,855
PEO Actually Paid Compensation Amount	[2]	$ 3,266,553	(1,497,729)	4,700,745
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT Total Compensation to CAP Reconciliation

	Fiscal Year	PEO or		To Calculate Executive CAP
Name	Ended June 30	Non-PEO NEO	SCT Total	Deducted(1)	Added(1)	CAP
Ryan Melsert	2025	PEO	$1,598,997	$(1,173,997)	$2,841,553	$3,266,553
Jesse Deutsch	2025	NEO	$421,326	$(104,776)	$-	$316,550
Steven Wu	2025	NEO	$942,485	$(630,110)	$743,657	$1,056,032
Scott Jolcover	2025	NEO	$511,008	$(189,108)	$204,156	$526,056

(1)	Added (or subtracted, as applicable) (i) the end of year fair value of stock awards granted during the year that were outstanding and unvested at the end of the year, (ii) the change from the end of the prior fiscal year to the end of the applicable year in the fair value of stock awards granted in any prior year that are outstanding and unvested at the end of the year, and (iii) the change in the fair value of stock awards from the end of the prior fiscal year to the vesting date for stock awards granted in any prior year that vested during the applicable year. All fair values were computed in accordance with FASB ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 624,940	1,119,833	1,358,851
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	632,879	(366,692)	1,802,023
Total Shareholder Return Amount		5.35	4.13	38.12
Net Income (Loss) Attributable to Parent		$ (46,765,428)	$ (52,501,824)	$ (22,191,140)
PEO Name		Mr. Melsert	Mr. Melsert	Mr. Melsert
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return (TSR)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Ryan Melsert [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,598,997
PEO Actually Paid Compensation Amount		3,266,553
Ryan Melsert [Member] | Executive Compensation Actually Paid Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(1,173,997)
Ryan Melsert [Member] | Executive Compensation Actually Paid Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	2,841,553
Jesse Deutsch [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		421,326
Non-PEO NEO Average Compensation Actually Paid Amount		316,550
Jesse Deutsch [Member] | Executive Compensation Actually Paid Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(104,776)
Jesse Deutsch [Member] | Executive Compensation Actually Paid Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]
Steven Wu [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		942,485
Non-PEO NEO Average Compensation Actually Paid Amount		1,056,032
Steven Wu [Member] | Executive Compensation Actually Paid Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(630,110)
Steven Wu [Member] | Executive Compensation Actually Paid Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	743,657
Scott Jolcover [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		511,008
Non-PEO NEO Average Compensation Actually Paid Amount		526,056
Scott Jolcover [Member] | Executive Compensation Actually Paid Deducted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	(189,108)
Scott Jolcover [Member] | Executive Compensation Actually Paid Added [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[4]	$ 204,156

[1]	Our principal executive officer (“PEO”) for the fiscal years ended June 30, 2025, 2024 and 2023 was Mr. Melsert. The dollar amounts reported in this column are the amounts of total compensation reported for for each corresponding year in the “Total” column of the SCT. See “”
[2]	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEO and our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO and our non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:
[3]	The non-PEO NEOs for the year ended June 30, 2025 and 2024 were Mr. Deutsch, Mr. Wu and Mr. Jolcover. The non-PEO NEOs for the year ended June 30, 2023 were Mr. Deutsch, Mr. Meza and Mr. Jolcover. The dollar amounts reported in this column are the amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the SCT. See “”
[4]	Added (or subtracted, as applicable) (i) the end of year fair value of stock awards granted during the year that were outstanding and unvested at the end of the year, (ii) the change from the end of the prior fiscal year to the end of the applicable year in the fair value of stock awards granted in any prior year that are outstanding and unvested at the end of the year, and (iii) the change in the fair value of stock awards from the end of the prior fiscal year to the vesting date for stock awards granted in any prior year that vested during the applicable year. All fair values were computed in accordance with FASB ASC Topic 718.